787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

November 28, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Sanford C. Bernstein Fund, Inc.
File	Nos. 33-21844 and 811-5555

Ladies and Gentlemen:

On behalf of Sanford C. Bernstein Fund, Inc. (the “Registrant”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 53 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) with respect to the International Portfolio and Tax-Managed International Portfolio (each a “Portfolio,” and collectively, the “Portfolios”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to make certain changes to each Portfolio’s investment objective and investment strategies, as noted in a Supplement to each Portfolio’s Prospectus that filed on October 20, 2011.

On or around January 27, 2012, the Fund will file a subsequent post-effective amendment pursuant to Rule 485(b) that will bring the Portfolios’ financial statements and other information up to date under Section 10(a)(3) of the 1933 Act.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8510.

Sincerely,

/s/ Anthony Geron
Anthony Geron

Enclosures

cc:	Nancy E. Hay, AllianceBernstein L.P.
Margery	K. Neale, Willkie Farr & Gallagher LLP

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